Cover	Jan. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2024
Entity File Number	333-255887
Entity Registrant Name	GEOSOLAR TECHNOLOGIES, INC.
Entity Central Index Key	0001838876
Entity Tax Identification Number	85-4106353
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	1400 16th Street
Entity Address, Address Line Two	Ste 400
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	932-8109
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true